Related Party Transactions - Schedule of Net Revenue from Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Affiliated Entity
Related Party Transaction [Line Items]
Related party revenue (expense), net	$ (27)	$ (9)	$ (5)